SCHEDULE OF RECOGNIZED AMOUNTS RELATED TO REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Concentrate revenue from contracts with customers	$ 37,846	$ 25,970
Provisional pricing adjustments on concentrate sales	109	(264)
Revenue from toll milling services		496
Total revenue	$ 37,955	$ 26,202